General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Nov. 02, 2021	Apr. 26, 2021	Apr. 22, 2021
General Hedge Accounting [Abstract]
Aggregate gross proceeds	$ 1,543,000,000
Voting interests	100.00%	100.00%	100.00%	100.00%	100.00%
DeepCube Ltd [Member]
General Hedge Accounting [Abstract]
Voting interests	100.00%